GUIDESTONE FUNDS
Supplement dated September 27, 2019
to
Prospectus dated May 1, 2019
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.         CHANGE TO GROUP NAME OF ASSET ALLOCATION FUNDS
The Asset Allocation Funds are now collectively known as the Target Risk Funds. All references to Asset Allocation Funds are deleted in their entirety and replaced with references to Target Risk Funds. There are no changes to any of the Funds’ principal investment strategies or principal investment risks as a result of the group name change.
II.         PORTFOLIO MANAGER CHANGE FOR THE VALUE EQUITY FUND
In the section “Sub-Advisers and Portfolio Managers” for the Value Equity Fund, on page 120, the disclosure for Barrow, Hanley, Mewhinney & Strauss, LLC is deleted in its entirety and replaced with the following:

Barrow, Hanley, Mewhinney & Strauss, LLC
David W. Ganucheau, CFA® Managing Director	Since October 2012
Mark Giambrone Managing Director	Since September 2019
Cory Martin Executive Director	Since September 2019
Lewis Ropp Managing Director	Since September 2019
Under the heading “Sub-Advisers,” the disclosure pertaining to Barrow, Hanley, Mewhinney & Strauss, LLC for the Value Equity Fund, on page 185, is deleted in its entirety and replaced with the following:
Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201: BHMS, a Delaware limited liability company, is an investment management firm founded in 1979, which provides investment advisory services to large institutional clients, mutual funds, employee benefit plans, endowments, foundations, limited liability companies and other institutions and individuals. Assets under management totaled approximately $76.5 billion as of June 30, 2019, in U.S. and non-U.S. equities, as well as fixed-income securities. BHMS’ strategy is a team-oriented value approach utilizing fundamental research to construct portfolios. The equity team of portfolio managers and analysts assist in research and making recommendations; however, David W. Ganucheau, CFA®, Managing Director, Mark Giambrone, Managing Director, Cory Martin, Executive Director, and Lewis Ropp, Managing Director, comprise the team of portfolio managers on BHMS’ assigned portion of the Value Equity Fund. Messrs. Ganucheau, Giambrone, Martin and Ropp have more than five years of service with BHMS.
III.         NEW SUB-ADVISER FOR THE VALUE EQUITY FUND, GROWTH EQUITY FUND, SMALL CAP EQUITY FUND AND INTERNATIONAL EQUITY FUND
Effective as soon as practicable on or after October 1, 2019, Parametric Portfolio Associates LLC (“Parametric”) is appointed as a new sub-adviser to the Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund.
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In the sections “Sub-Advisers and Portfolio Managers” for the Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund, beginning on pages 120, 124, 130 and 140, respectively, the following disclosure is added in alphabetical order:

Parametric Portfolio Associates LLC
Paul Bouchey, CFA® Chief Investment Officer	Since October 2019
Thomas Seto Head of Investment Management – Seattle Investment Center	Since October 2019
Under the heading “Sub-Advisers,” beginning on page 185, the following disclosure pertaining to Parametric is added in alphabetical order for the Value Equity Fund:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, exchange-traded funds, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. As of June 30, 2019, Parametric had total firm assets under management of approximately $246.1 billion. Parametric uses a team approach to manage any assigned portion of the Value Equity Fund. The team includes Thomas Seto, Head of Investment Management – Seattle Investment Center, and Paul Bouchey, CFA®, Chief Investment Officer. Messrs. Seto and Bouchey have more than five years of service with Parametric.
Under the heading “Sub-Advisers,” on page 186, the following disclosure pertaining to Parametric is added in alphabetical order for the Growth Equity Fund:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, exchange-traded funds, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. As of June 30, 2019, Parametric had total firm assets under management of approximately $246.1 billion. Parametric uses a team approach to manage any assigned portion of the Growth Equity Fund. The team includes Thomas Seto, Head of Investment Management – Seattle Investment Center, and Paul Bouchey, CFA®, Chief Investment Officer. Messrs. Seto and Bouchey have more than five years of service with Parametric.
Under the heading “Sub-Advisers,” beginning on page 186, the following disclosure pertaining to Parametric is added in alphabetical order for the Small Cap Equity Fund:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, exchange-traded funds, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. As of June 30, 2019, Parametric had total firm assets under management of approximately $246.1 billion. Parametric uses a team approach to manage any assigned portion of the Small Cap Equity Fund. The team includes Thomas Seto, Head of Investment Management – Seattle Investment Center, and Paul Bouchey, CFA®, Chief Investment Officer. Messrs. Seto and Bouchey have more than five years of service with Parametric.
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Under the heading “Sub-Advisers,” on page 188, the following disclosure pertaining to Parametric is added in alphabetical order for the International Equity Fund:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, exchange-traded funds, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. As of June 30, 2019, Parametric had total firm assets under management of approximately $246.1 billion. Parametric uses a team approach to manage any assigned portion of the International Equity Fund. The team includes Thomas Seto, Head of Investment Management – Seattle Investment Center, and Paul Bouchey, CFA®, Chief Investment Officer. Messrs. Seto and Bouchey have more than five years of service with Parametric.
IV.         NEW SUB-ADVISER FOR THE EMERGING MARKETS EQUITY FUND
Effective on or about September 30, 2019, RBC Global Asset Management (UK) Limited (“RBC GAM UK”) is appointed as a new sub-adviser to the Emerging Markets Equity Fund.
In the section “Sub-Advisers and Portfolio Managers” for the Emerging Markets Equity Fund, on page 147, the following disclosure is added in alphabetical order:

RBC Global Asset Management (UK) Limited
Philippe Langham, ACA Senior Portfolio Manager and Head, RBC Emerging Market Equities	Since September 2019
Under the heading “Sub-Advisers,” on page 189, the following disclosure pertaining to RBC GAM UK is added in alphabetical order for the Emerging Markets Equity Fund:
RBC Global Asset Management (UK) Limited (“RBC GAM UK”), 77 Grosvenor Street, London, W1K 3JR, United Kingdom: RBC GAM UK has been registered with the SEC as an investment adviser since September 2013 and is authorized and regulated by the Financial Conduct Authority of the United Kingdom. RBC GAM UK is a wholly owned subsidiary of Royal Bank of Canada Holdings (UK) Limited, which is a wholly owned subsidiary of Royal Bank of Canada. As of June 30, 2019, RBC GAM UK had approximately $31.5 billion in assets under management. Philippe Langham, ACA, is responsible for the day-to-day management of the portion of the Emerging Markets Equity Fund assigned to RBC GAM UK. Mr. Langham is a Senior Portfolio Manager and is the lead manager for the RBC GAM UK Emerging Markets Equity and Emerging Markets Small Cap Equity Strategies. Mr. Langham joined RBC GAM UK in 2009.
V.         UPDATE TO THE ADVISER
The explanation “Who is the Adviser?”, on page 151, is deleted in its entirety and replaced with the following:
GuideStone Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Adviser is an affiliate of GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”). Rather than making the day-to-day investment decisions for the Select Funds, the Adviser retains the services of other investment management firms to do so. In addition, the Adviser allocates the Target Date Funds’ and Target Risk Funds’ investments among the Select Funds and other investments. The Adviser may, from time to time, elect to trade individual stocks, fixed-income securities, third-party mutual funds, or ETFs for a Fund in order to manage that Fund’s risk.
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Under the heading “Adviser,” on page 177, the second paragraph is deleted in its entirety and replaced with the following:
The Adviser provides or oversees the provision of all investment advisory and portfolio management services to the Funds. The Adviser has supervisory responsibility for the management and investment of each Fund’s assets and develops overall investment strategies for the Funds. The Adviser may, from time to time, elect to trade individual stocks, fixed-income securities, third-party mutual funds or ETFs for the Funds. As further discussed below, the Adviser’s management responsibilities also include the evaluation, selection and monitoring of Sub-Advisers.
VI.         CHANGES TO ADDITIONAL INVESTMENT & RISK INFORMATION
In the section “Additional Investment & Risk Information,” on page 153, the paragraph for the Cash Overlay Program is deleted in its entirety and replaced with the following:
Cash Overlay Program: The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric Portfolio Associates LLC (“Parametric”) whereby Parametric is responsible for monitoring and investing cash balances of each Fund, except the Money Market Fund. The Adviser and the Sub-Adviser(s) for each Fund determine the amount of each Fund’s cash balances. Under the agreement, Parametric may from time to time invest in long and/or short positions in U.S. Treasury securities and derivative instruments, such as futures contracts, within the Target Date Funds and Target Risk Funds in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Regarding the U.S. Equity, Non-U.S. Equity and Real Assets Select Funds, Parametric may also from time to time invest in long and/or short positions in U.S. Treasury securities and derivative instruments, such as exchange listed equity index futures contracts (e.g., S&P 500® Index, MSCI EAFE Index, etc.), to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Furthermore, Parametric may use short positions in derivative instruments, such as futures contracts, as well as short U.S. Treasury securities, within the Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund and Global Bond Fund for the purpose of reducing market exposure in anticipation of liquidity needs. For the Strategic Alternatives Fund and Defensive Market Strategies Fund, Parametric may invest in long and short positions in exchange listed equity futures contracts (e.g., S&P 500® Index) and U.S. Treasury futures contracts and exchange listed equity index futures contracts (e.g., S&P 500® Index), respectively, to gain market exposure on cash balances, to reduce market exposure in anticipation of liquidity needs or to manage risk relative to the corresponding broad-based benchmark of the Fund.
In the section “Additional Investment & Risk Information,” beginning on page 153, the following paragraph is added in alphabetical order:
Completion Portfolios: The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric on behalf of the Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund. Under this Sub-Advisory Agreement, Parametric is responsible for implementing custom solutions consisting of various style and factor tilts designed to temporarily complement existing sub-advisers, to ensure that a Fund maintains its desired risk exposure. A completion portfolio may be employed, for example, if a core Sub-Adviser exhibited style drift, thereby causing a Fund’s risk/return profile and style orientation to be inconsistent with the Fund’s stated objective. In such a situation, the Adviser may direct Parametric to apply the appropriate completion portfolio to restore the Fund to its desired portfolio alignment. The implementation of completion portfolios within the specified Equity Select Funds may entail the utilization of one of five single-factor strategies. In addition, Parametric may implement a combination of single-factor strategies or factor-targeting portfolios designed by the Adviser based on the desired risk/return profile of a Fund.
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VII.         CHANGES TO FUND BENCHMARKS
Information pertaining to the Composite Index for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund, respectively, is deleted in its entirety.
In the section “Additional Information About Performance Benchmarks,” beginning on page 168, the following paragraph is added to the last bullet point for each of the Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund:
The blended returns are calculated by the Adviser (an affiliate of GuideStone Financial Resources) using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted.  MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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GUIDESTONE FUNDS
Supplement dated September 27, 2019
to
Statement of Additional Information (“SAI”) dated May 1, 2019
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.         CHANGE TO GROUP NAME OF ASSET ALLOCATION FUNDS
The Asset Allocation Funds are now collectively known as the Target Risk Funds. All references to Asset Allocation Funds are deleted in their entirety and replaced with references to Target Risk Funds. There are no changes to any of the Funds’ principal investment strategies or principal investment risks as a result of the group name change.
II.         CHANGE TO DESCRIPTION OF INVESTMENTS AND RISKS
Under the heading “Description of Investments and Risks,” on page 4, the third paragraph is deleted in its entirety and replaced with the following:
GuideStone Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Funds and is an affiliate of GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”). The Funds are series of a diversified, open-end, management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser allocates each Target Date Fund’s and each Target Risk Fund’s investments among a mix of mutual funds, primarily, but not limited to, the Select Funds. Rather than making the day-to-day investment decisions for the Select Funds, the Adviser acts as a manager of managers and retains various investment management firms (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) to do so. The Adviser may, however, from time to time, elect to trade individual stocks, fixed-income securities, third-party mutual funds, or ETFs for a Fund in order to manage that Fund’s risk. The Sub-Advisers employ portfolio managers to make the day-to-day investment decisions regarding portfolio holdings of the Select Funds. The Sub-Advisers may invest in all the instruments or use all the investment techniques permitted by the Funds’ Prospectus and this SAI or invest in such instruments or engage in such techniques to the full extent permitted by the Funds’ investment policies and restrictions.
III.         ADDITION OF TRUSTEE TO BOARD OF TRUSTEES
Effective October 24, 2019, the SAI is hereby amended to add Ronald D. Murff as a member of the Board of Trustees of GuideStone Funds. Mr. Murff will be an Independent Trustee, as he is not an “interested person” of the Trust, as the term “interested person” is defined in Section 2(a)(19) of the 1940 Act.
Under the heading “Management of the Funds,” on page 53, the section entitled The Board of Trustees is deleted in its entirety and replaced with the following:
The Board of Trustees. The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to oversee the management of the Trust. The Board meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. Only shareholders of the Trust, by a vote of a majority of the outstanding shares, may fill vacancies or otherwise elect a Trustee. The Board is comprised of 10 individuals, two of whom are considered “interested” Trustees as defined by the 1940 Act due to their positions on
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the Board of Trustees of GuideStone Financial Resources. The remaining Trustees are deemed not to be “interested persons” of the Trust as defined by Section 2(a)(19) of the 1940 Act (“Independent Trustees”).
Under the section entitled Information About Each Trustee’s Qualifications, Experience, Attributes or Skills, beginning on page 54, the following information is added in alphabetical order to the portion of the table listing the Independent Trustees:
Name (Date of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES
Ronald D. Murff (1953) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2019	President, JKL Group, LLC, 2010 – present; Principal, Dalcor Companies, 2012 – present.	24	Baylor University – Board of Regents Member, June 2009 – May 2018; Baylor University – Chairman of the Board of Regents, June 2016 – June 2017; Baylor University Medical Center – Board Member, May 2005 – present; Baylor Research Institute – Board Member, June 2015 – present; Southwest Transplant Alliance – Board Member, November 2008 – present; Accutex Investments/Highland Residential Mortgage – Board Member, January 2011 - present.
(1)	Each Independent Trustee serves until his or her resignation, removal or mandatory retirement. Each Interested Trustee serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the Board of Trustees of GuideStone Financial Resources. All Trustees must retire at the end of the calendar year in which they attain the age of 80 or after achieving 10 years of service, whichever occurs last. Officers serve at the pleasure of the Board of Trustees.
Also in the section entitled Information About Each Trustee’s Qualifications, Experience, Attributes or Skills, beginning on page 54, the following paragraph is added in alphabetical order:
Ronald D. Murff. Mr. Murff is the President of JKL Group, LLC, a private investment firm in Dallas, Texas. He is also a Principal of Dalcor Companies, which is active in multi-family housing, where he has served since 2012. Previously, he worked in the banking industry, including spending more than 20 years with Guaranty Bank, a $17 billion bank operating in Texas and California. He served in several executive roles, including President of the Retail Banking Group and Chief Financial Officer, and was responsible for coordinating the spinoff of the bank from its parent company in late 2007. Mr. Murff serves on the boards of the Baylor University Medical Center, Baylor Research Institute, Southwest Transplant Alliance and Accutex Investments/Highland Residential Mortgage. He served on the Board of Regents of Baylor University from 2009 to 2018, serving as chair of several committees and then Chairman of the Board in 2016 and 2017. Mr. Murff has previously served as a trustee of GuideStone Financial Resources from June 2003 through October 2010, as an advisory director for Baylor University’s Hankamer School of Business and has served as a board member for the Federal Home Loan Bank of Dallas and the Ladybird Johnson Wildflower Center in Austin, Texas. He holds a Bachelor of Business Administration degree in Accounting from Baylor University.

The section entitled Audit Committee, on page 58, is deleted in its entirety and replaced with the following:
Audit Committee. The Board has an Audit Committee comprised only of the Independent Trustees, Messrs. George, Hartis, Hazel, Mack, McMillan, Morgan, Murff (upon commencement of his service on the Board) and Tucker. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) appoint the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements, which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. During the fiscal year ended December 31, 2018, there were three meetings of the Audit Committee.
The section entitled Nominating Committee, on page 59, is deleted in its entirety and replaced with the following:
Nominating Committee. The Board has a Nominating Committee, comprised only of the Independent Trustees, Messrs. George, Hartis, Hazel, Mack, McMillan, Morgan, Murff (upon commencement of his service on the Board) and Tucker. Pursuant to its charter, the Nominating Committee is responsible for the nomination of candidates to serve as Trustees. The Trust’s governing documents provide that only shareholders, by a vote of a majority of the outstanding shares, may fill vacancies in the Board or otherwise elect a Trustee. The Trust documents further provide that the selection and nomination of persons to fill vacancies on the Board to serve as Independent Trustees shall be committed to the discretion of the Independent Trustees then serving, provided that shareholders may also nominate and select persons to serve in these positions. During the fiscal year ended December 31, 2018, there were three meetings of the Nominating Committee.
In the section entitled Security and Other Interests, beginning on page 59, the following information is added in alphabetical order to the portion of the table listing the Independent Trustees, which is current as of June 30, 2019:
Name of Trustee	Dollar Range of Equity Securities in each Series of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies
INDEPENDENT TRUSTEES
Ronald D. Murff	$50,001-$100,000 in the Aggressive Allocation Fund $50,001-$100,000 in the Growth Equity Fund Over $100,000 in the Small Cap Equity Fund	Over $100,000
In the section entitled Security and Other Interests, beginning on page 59, the first and third paragraphs after the table are deleted in their entirety and replaced with the following, respectively:
As a group, the Trustees and officers of the Trust owned less than 1% of each Class of a Fund, as of June 30, 2019.
Dr. Hahn and Messrs. Murff’s and Tucker’s spouses are participants in the Southern Baptist Churches 403(b)(9) Retirement Plan established and maintained by GuideStone Financial Resources. Mr. Mack is a participant in the 403(b)(9) Retirement Plan for the South Carolina Baptist Convention established and maintained by GuideStone Financial Resources.

IV.         CHANGE TO MANAGEMENT OF THE FUNDS
The first paragraph in the section entitled The Sub-Advisers, on page 60, is deleted in its entirety and replaced with the following two paragraphs:
The Sub-Advisers. The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric Portfolio Associates LLC (“Parametric”) whereby Parametric is responsible for monitoring and investing cash balances of each Fund, except the Money Market Fund. The Adviser and the Sub-Adviser(s) for each Fund determine the amount of each Fund’s cash balances. Under the agreement, Parametric may from time to time invest in long and/or short positions in U.S. Treasury securities and derivative instruments, such as futures contracts, within the Target Date Funds and Target Risk Funds in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Regarding the Equity Funds, Parametric may from time to time invest in long and/or short positions in U.S. Treasury securities and derivative instruments, such as exchange listed equity index futures contracts (e.g., S&P 500® Index, MSCI EAFE Index, etc.), to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Furthermore, Parametric may use short positions in derivative instruments, such as futures contracts, as well as short U.S. Treasury securities, within the Bond Funds for the purpose of reducing market exposure in anticipation of liquidity needs. For the Strategic Alternatives Fund and Defensive Market Strategies Fund, Parametric may invest in long and short positions in exchange listed equity futures contracts (e.g., S&P 500® Index) and U.S. Treasury futures contracts and exchange listed equity index futures contracts (e.g., S&P 500® Index), respectively, to gain market exposure on cash balances, to reduce market exposure in anticipation of liquidity needs or to manage risk relative to the corresponding broad-based benchmark of the Fund.
The Adviser and the Trust have also entered into a Sub-Advisory Agreement with Parametric on behalf of the Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund. Under this Sub-Advisory Agreement, Parametric is responsible for implementing custom solutions consisting of various style and factor tilts designed to temporarily complement existing sub-advisers, to ensure that a Fund maintains its desired risk exposure. A completion portfolio may be employed, for example, if a core Sub-Adviser exhibited style drift, thereby causing a Fund’s risk/return profile and style orientation to be inconsistent with the Fund’s stated objective. In such a situation, the Adviser may direct Parametric to apply the appropriate completion portfolio to restore the Fund to its desired portfolio alignment. The implementation of completion portfolios within the specified Equity Select Funds may entail the utilization of one of five single-factor strategies. In addition, Parametric may implement a combination of single-factor strategies or factor-targeting portfolios designed by the Adviser based on the desired risk/return profile of a Fund.
V.         UPDATE TO CONTROL PERSONS OF SUB-ADVISERS
In the section entitled Control Persons of Sub-Advisers, beginning on page 65, the following disclosure pertaining to Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) for the Value Equity Fund is deleted in its entirety and replaced with the following:
Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201: BHMS is a subsidiary of BrightSphere Investment Group Inc., a NYSE listed company.
VI.         NEW SUB-ADVISER FOR THE VALUE EQUITY FUND, GROWTH EQUITY FUND, SMALL CAP EQUITY FUND AND INTERNATIONAL EQUITY FUND
Effective as soon as practicable on or after October 1, 2019, Parametric is appointed as a new sub-adviser to the Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund.

In the section entitled Control Persons of Sub-Advisers, beginning on page 65, the following disclosure pertaining to Parametric is added in alphabetical order to the Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Eaton Vance Corp., through its wholly owned affiliates Eaton Vance Acquisitions and EVA Holdings LLC, maintains 100% voting control of Parametric, a current profit interest of 95.10%, and a current capital interest of 99.38%. Employees of Parametric, through ownership in Parametric Portfolio LP, currently hold a combined indirect profit interest of 4.90% and capital interest of 0.62%.
VII.         NEW SUB-ADVISER FOR THE EMERGING MARKETS EQUITY FUND
Effective on or about September 30, 2019, RBC Global Asset Management (UK) Limited (“RBC GAM UK”) is appointed as a new sub-adviser to the Emerging Markets Equity Fund.
In the section entitled Control Persons of Sub-Advisers, on page 71, the following paragraph is added in alphabetical order for the Emerging Markets Equity Fund:
RBC Global Asset Management (UK) Limited (“RBC GAM UK”), 77 Grosvenor Street, London, W1K 3JR, United Kingdom: RBC GAM UK is a wholly owned direct subsidiary of Royal Bank of Canada Holdings (U.K.) Limited, a company formed in the United Kingdom and which is a wholly owned subsidiary of the Royal Bank of Canada (“RBC”). RBC is publicly held and traded on the New York Stock Exchange and Toronto Stock Exchange.
In the section entitled Portfolio Manager Compensation, beginning on page 81, the following disclosure pertaining to RBC GAM UK is added in alphabetical order. This information is current as of June 30, 2019.
RBC Global Asset Management (UK) Limited (“RBC GAM UK”). The compensation program for investment management personnel is comprised of three elements: (i) base salary; (ii) annual discretionary bonus; and (iii) profit sharing plan (for senior investment staff only). For junior members of the team (both portfolio managers and analysts), the compensation package includes only two of the components listed above – base salary and annual discretionary bonus. Compensation for senior investment personnel, including Mr. Langham, is comprised of all three elements.
Annual Discretionary Bonus. All RBC GAM UK team members are eligible for a discretionary bonus and are graded on a 200-point scale. The grading is a combination of quantitative and qualitative assessments, although in some cases, and depending on the type of role, only a qualitative assessment is possible.
Profit Sharing Plan (“PSP”). Certain senior investment staff members are eligible to participate in the PSP. The pool is calculated quarterly based on a fixed percentage of the Net Income before Taxes (“NIBT”) of the investment management division of RBC GAM UK. A distribution for each PSP unit is calculated on a quarterly basis and distributed to each participant based on the number of units held. PSP units are reviewed annually and approved by the global RBC Global Asset Management Chief Investment Officer and Chief Executive Officer. The number of units held by each individual does not normally change during the year.
Deferral. Consistent with best practices, and dependent on the total level of compensation, a portion of the investment professionals’ variable compensation (Annual Discretionary Bonus plus PSP awards) is subject to a three-year mandatory deferral.
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In “Appendix B – Descriptions of Proxy Voting Procedures,” the following disclosure is added in alphabetical order:
RBC Global Asset Management (UK) Limited (“RBC GAM UK”). RBC GAM UK has adopted the Royal Bank of Canada Global Asset Management group (the “RBC GAM group”) Proxy Voting Policy and Guidelines (“Guidelines”) and the related procedures which apply to all funds and client accounts over which the RBC GAM group entities have been delegated the authority to vote proxies.
The Guidelines are comprehensive and set out detailed guidelines on areas that include (i) structure and independence of the board of directors; (ii) management and director compensation; (iii) takeover protection; (iv) shareholder rights; and (v) environmental and social shareholder proposals. The Guidelines are reviewed and updated on an annual basis as corporate governance best practice evolves.
A Proxy Voting Committee (the “Committee”) has been formed and is responsible for (i) instances where it is in the best interests of a client to deviate from the Guidelines based on the unique circumstances of a certain ballot item; (ii) where the proxy voting may give rise to an actual or perceived conflict of interest; or (iii) unique circumstances regarding corporate action items. Proxy voting decisions are made by the Committee based on a review of the voting matter with the portfolio managers and, if the chief investment officer deems necessary, with the chief executive officer and/or Board of Directors of the relevant RBC GAM group entity. If any member of the Committee is aware of a conflict of interest related to himself or herself and the exercise of the proxy voting rights, that member will excuse himself/herself from any discussions or decision making process concerning that proxy voting matter.
Institutional Shareholder Services Inc. (“ISS”) provides proxy voting administration services. ISS makes a recommendation as to how each ballot item should be voted in accordance with the Guidelines. Each recommendation is reviewed by an internal proxy analyst prior to the vote being submitted.
VIII.         CHANGES TO PROXY VOTING
Under the heading “Proxy Voting,” beginning on page 107, the following paragraph is added after the fourth paragraph:
The Adviser may, at its own discretion and without consulting a Sub-Adviser, purchase individual securities on behalf of the Funds. When this occurs, the Adviser will maintain responsibility for voting proxies associated with the security(ies) purchased under its investment discretion. The Adviser will vote proxies on behalf of the Funds in the best interest of the Funds.
In “Appendix B – Descriptions of Proxy Voting Procedures,” on page B-1, the following paragraph is inserted after the fourth paragraph for GuideStone Capital Management, LLC:
The Adviser may, at its own discretion and without consulting a Sub-Adviser, purchase individual securities on behalf of the Funds. When this occurs, the Adviser will maintain responsibility for voting proxies associated with the security(ies) purchased under its investment discretion. The Adviser will vote proxies on behalf of the Funds in the best interest of the Funds.

IX.         CHANGES TO OTHER ACCOUNTS MANAGED
The Other Accounts Managed table, beginning on page 72, is amended as follows to update the disclosure for BHMS and Parametric, and to add the disclosure for RBC GAM UK, in alphabetical order. The information is current as of December 31, 2018, except as otherwise noted.
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
							performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Barrow, Hanley, Mewhinney & Strauss, LLC
David Ganucheau, CFA®†	2	$ 9,861	1	$ 304	23	$ 2,197	2	$ 9,554	N/A	N/A	N/A	N/A
Mark Giambrone†	8	$14,682	1	$ 319	37	$ 5,179	2	$10,993	N/A	N/A	N/A	N/A
Cory Martin†	1	$ 341	1	$ 304	11	$ 858	1	$ 34	N/A	N/A	N/A	N/A
Lewis Ropp†	4	$ 1,326	1	$ 146	51	$ 5,399	N/A	N/A	N/A	N/A	1	$ 416
Parametric Portfolio Associates LLC
Paul Bouchey, CFA®†	17	$15,461	7	$ 488	18,970	$111,403	N/A	N/A	N/A	N/A	N/A	N/A
Richard Fong, CFA®	5	$ 199	N/A	N/A	82	$ 10,523	N/A	N/A	N/A	N/A	N/A	N/A
Justin Henne, CFA®	20	$ 821	N/A	N/A	401	$ 34,159	N/A	N/A	N/A	N/A	N/A	N/A
Tom Lee, CFA®	16	$ 430	5	$6,769	261	$ 28,379	N/A	N/A	N/A	N/A	6	$ 808
Perry Li, CFA®, FRM	4	$ 0	5	$6,664	39	$ 4,767	N/A	N/A	N/A	N/A	N/A	N/A
Thomas Seto†	44	$27,192	11	$ 513	18,970	$ 11,403	N/A	N/A	N/A	N/A	N/A	N/A
Jay Strohmaier, CFA®	5	$ 376	5	$6,664	39	$ 4,767	N/A	N/A	N/A	N/A	N/A	N/A
Michael Zaslavsky, CFA®	4	$ 0	5	$6,664	39	$ 4,767	N/A	N/A	N/A	N/A	N/A	N/A

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
							performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
RBC Global Asset Management (UK) Limited
Philippe Langham, ACA†	3	$ 1,576	7	$6,573	6	$ 919	N/A	N/A	N/A	N/A	N/A	N/A
† Information is current as of June 30, 2019.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE